Financial risk management - Summary Of Credit Risk Ratings Issued by Risk Rating Agencies (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of external credit grades [line items]
Credit exposure	S/ 1,434,473	S/ 1,426,855
Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 19,072,718	S/ 17,629,445
Credit Exposure Percentage	100.00%	100.00%
Instruments Issued And Rated In Peru [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,935,526	S/ 3,508,971
Credit Exposure Percentage	20.60%	19.90%
Instruments Issued And Rated In Peru [Member] | AAA [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 1,178,730	S/ 874,261
Credit Exposure Percentage	6.20%	5.00%
Instruments Issued And Rated In Peru [Member] | AA- / AA+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 2,389,059	S/ 2,308,698
Credit Exposure Percentage	12.50%	13.10%
Instruments Issued And Rated In Peru [Member] | AA [member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 362,985	S/ 321,128
Credit Exposure Percentage	1.90%	1.80%
Instruments Issued And Rated In Peru [Member] | BBB- / BBB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 1,611
Credit Exposure Percentage	0.00%
Instruments Issued And Rated In Peru [Member] | BB- / BB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,141	S/ 4,884
Credit Exposure Percentage	0.00%	0.00%
Instruments Issued In Peru And Rated Abroad [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 7,646,139	S/ 6,952,834
Credit Exposure Percentage	40.10%	39.40%
Instruments Issued In Peru And Rated Abroad [Member] | AA [member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 5,705,209	S/ 4,619,911
Credit Exposure Percentage	29.90%	26.20%
Instruments Issued In Peru And Rated Abroad [Member] | BBB- / BBB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 1,826,297	S/ 2,193,074
Credit Exposure Percentage	9.60%	12.40%
Instruments Issued In Peru And Rated Abroad [Member] | BB- / BB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 113,819	S/ 139,849
Credit Exposure Percentage	0.60%	0.80%
Instruments Issued In Peru And Rated Abroad [Member] | B- / B+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 814
Credit Exposure Percentage	0.00%
Instruments Issued And Rated Abroad [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 3,084,323	S/ 2,898,893
Credit Exposure Percentage	16.20%	16.40%
Instruments Issued And Rated Abroad [Member] | AAA [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 0	S/ 86,364
Credit Exposure Percentage	8212.00%	0.50%
Instruments Issued And Rated Abroad [Member] | AA- / AA+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 32,756	S/ 129,972
Credit Exposure Percentage	0.20%	0.70%
Instruments Issued And Rated Abroad [Member] | AA [member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 243,636	S/ 334,708
Credit Exposure Percentage	1.30%	1.90%
Instruments Issued And Rated Abroad [Member] | BBB- / BBB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 2,567,739	S/ 2,246,423
Credit Exposure Percentage	13.50%	12.70%
Instruments Issued And Rated Abroad [Member] | BB- / BB+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 109,610	S/ 97,925
Credit Exposure Percentage	0.60%	0.60%
Instruments Issued And Rated Abroad [Member] | B- / B+ [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 97,283	S/ 3,436
Credit Exposure Percentage	0.50%	0.00%
Instruments Issued And Rated Abroad [Member] | Less than B- [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 33,299	S/ 65
Credit Exposure Percentage	0.20%	0.00%
Certificates Of Deposits Issued By The BCRP [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 1,483,493	S/ 1,380,479
Credit Exposure Percentage	7.80%	7.80%
Mutual Funds And Investment Funds Participations [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 1,083,079	S/ 1,144,771
Credit Exposure Percentage	5.70%	6.50%
Securitized Bonds [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 1,089	S/ 4,456
Credit Exposure Percentage	0.00%	0.00%
Other [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 85,668	S/ 309,905
Credit Exposure Percentage	0.40%	1.80%
Other [Member] | Unrated [Member] | Non Listed Shares [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 1,641	S/ 1,671
Credit Exposure Percentage	0.00%	0.00%
Peruvian And Foreign Entities [Member] | Unrated [Member] | Listed Shares [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 631,694	S/ 458,663
Credit Exposure Percentage	3.30%	2.60%
BioPharma Credit PLC [member] | Unrated [Member] | Listed Shares [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 468,392	S/ 405,641
Credit Exposure Percentage	2.50%	2.30%
InRetail Perú Corp [member] | Unrated [Member] | Listed Shares [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 285,962	S/ 235,443
Credit Exposure Percentage	1.50%	1.30%
Royalty Pharma [member] | Unrated [Member] | Non Listed Shares [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 117,682	S/ 78,808
Credit Exposure Percentage	0.60%	0.40%
LendUP [Member] | Unrated [Member] | Non Listed Shares [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 23,375	S/ 23,720
Credit Exposure Percentage	0.10%	0.10%
Nonlisted Shares And Participations [Member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 18,848,063	S/ 17,404,255
Credit Exposure Percentage	98.80%	98.70%
Accrued interest [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Credit exposure	S/ 224,655	S/ 225,190
Credit Exposure Percentage	1.20%	1.30%